COMBINED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME (LOSS) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF OPERATIONS.
Revenue	€ 90,246	€ 95,058	€ 39,481
Cost of sales	(63,849)	(61,721)	(30,506)
Gross profit	26,397	33,337	8,975
Selling	(12,577)	(11,369)	(7,851)
General and Administrative Expense	(12,538)	(6,973)	(6,298)
Research and development	(5,148)	(4,818)	(2,733)
Other income.	15,985	3,375	1,924
Other expenses	(2,620)	(2,988)	(4,779)
(Impairment) / Reversal on impairment on financial assets	22,696	3,091	3,333
Operating profit (loss)	32,195	13,654	(7,427)
Finance income	19,685	5,758	3,360
Finance expenses	(10,091)	(17,746)	(18,014)
Financial result	9,594	(11,988)	(14,654)
Share of profit (loss) in joint ventures	(1,057)
Income (loss) before income tax	40,732	1,667	(22,082)
Income tax benefit (expense)	(2,778)	1,924	(5,195)
Net income (loss) for the period	37,954	3,591	(27,277)
Other comprehensive income (loss) that may be reclassified to profit or loss	(1,625)	(503)	130
Exchange differences on translation of foreign business units	(1,625)	(503)	130
Items that will not be subsequently reclassified to profit or loss	18	213	20
Remeasurement of defined pension benefit obligation	25	300	28
Income tax on remeasurement of defined pension benefit obligation	(7)	(88)	(8)
Other comprehensive income (loss)	(1,607)	(290)	150
Total combined comprehensive income (loss) for the reporting period	36,346	3,301	(27,127)
Net income (loss) attributable to
Owners of SCHMID	36,868	1,550	(24,452)
Non-controlling interests	1,086	2,041	(2,825)
Total combined comprehensive income (loss) attributable to
Owners of SCHMID	35,669	1,456	(24,597)
Non-controlling interests	€ 677	€ 1,845	€ (2,530)